GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending March 31, 2004 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


Artisan Funds, Inc. - Artisan International Fund
File No. 811-08932
Form N-CSRS
Filed via EDGAR and accepted on June 4, 2004
Accession No. 0000948221-04-000240

Oppenheimer Global Fund - Class A
File No. 811-01810
Form N-CSRS
Filed via EDGAR and accepted on May 28, 2004
Accession No. 0000935069-04-000786